SUPPLEMENTAL FINANCIAL INFORMATION	12 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
SUPPLEMENTAL FINANCIAL INFORMATION
The components of property, plant and equipment were as follows:

As of June 30	2018	2017
PROPERTY, PLANT AND EQUIPMENT
Buildings	$7,188	$6,943
Machinery and equipment	30,595	29,505
Land	841	765
Construction in progress	3,223	2,935
TOTAL PROPERTY, PLANT AND EQUIPMENT	41,847	40,148
Accumulated depreciation	(21,247)	(20,255)
PROPERTY, PLANT AND EQUIPMENT, NET	$20,600	$19,893

Selected components of current and noncurrent liabilities were as follows:

As of June 30	2018	2017
ACCRUED AND OTHER LIABILITIES - CURRENT
Marketing and promotion	$3,208	$2,792
Compensation expenses	1,298	1,344
Restructuring reserves	513	277
Taxes payable	268	449
Legal and environmental	156	168
Other	2,027	1,994
TOTAL	$7,470	$7,024
OTHER NONCURRENT LIABILITIES
Pension benefits	$4,768	$5,487
Other postretirement benefits	1,495	1,333
Uncertain tax positions	581	564
U.S. Tax Act transitional tax payable	2,654	—
Other	666	870
TOTAL	$10,164	$8,254

RESTRUCTURING PROGRAM
The Company has historically incurred an ongoing annual level of restructuring-type activities to maintain a competitive cost structure, including manufacturing and workforce optimization. Before-tax costs incurred under the ongoing program have generally ranged from $250 to $500 annually. In fiscal 2012, the Company initiated an incremental restructuring program (covering fiscal 2012 through 2017) as part of a productivity and cost savings plan to reduce costs in the areas of supply chain, research and development, marketing activities and overhead expenses. The productivity and cost savings plan was designed to accelerate cost reductions by streamlining management decision making, manufacturing and other work processes in order to help fund the Company's growth strategy. Total restructuring costs incurred under the plan through fiscal 2017 was $5.6 billion, before tax.
In fiscal 2017 the Company announced specific elements of another incremental multi-year productivity and cost savings plan to further reduce costs in the areas of supply chain, certain marketing activities and overhead expenses. This program is expected to result in incremental enrollment reductions, along with further optimization of the supply chain and other manufacturing processes.
Restructuring costs incurred consist primarily of costs to separate employees, asset-related costs to exit facilities and other costs. The Company incurred total restructuring charges of $1,070 and $754 for the years ended June 30, 2018 and 2017, respectively. An additional amount of approximately $800 is expected to be incurred in fiscal 2019. Of the charges incurred for fiscal year 2018, $237 were recorded in SG&A, $819 in Cost of products sold, and $14 in Other non-operating income/(expense), net. Of the charges incurred for fiscal year 2017, $129 were recorded in SG&A, $593 in Cost of products sold, and $8 in Other non-operating income/(expense), net. The remainder of the charges for fiscal 2017 were included in Net earnings from discontinued operations. The following table presents restructuring activity for the years ended June 30, 2018 and 2017:

Amounts in millions	Separations	Asset-Related Costs	Other	Total
RESERVE JUNE 30, 2016	$243	$—	$72	$315
Charges	206	397	151	754
Cash spent (1)	(221)	—	(174)	(395)
Charges against assets	—	(397)	—	(397)
RESERVE JUNE 30, 2017	228	—	49	277
Charges	310	366	394	1,070
Cash spent	(279)	—	(189)	(468)
Charges against assets	—	(366)	—	(366)
RESERVE JUNE 30, 2018	$259	$—	$254	$513

(1)	Includes liabilities transferred to Coty related to our Beauty Brands divestiture.
Separation Costs
Employee separation charges for the years ended June 30, 2018 and 2017 relate to severance packages for approximately 2,720 and 2,120 employees, respectively. The packages were primarily voluntary and the amounts were calculated based on salary levels and past service periods. Severance costs related to voluntary separations are generally charged to earnings when the employee accepts the offer.
Asset-Related Costs
Asset-related costs consist of both asset write-downs and accelerated depreciation. Asset write-downs relate to the establishment of a new fair value basis for assets held-for-sale or disposal. These assets were written down to the lower of their current carrying basis or amounts expected to be realized upon disposal, less minor disposal costs. Charges for accelerated depreciation relate to long-lived assets that will be taken out of service prior to the end of their normal service period. These assets relate primarily to manufacturing consolidations and technology standardizations. The asset-related charges will not have a significant impact on future depreciation charges.
Other Costs
Other restructuring-type charges are incurred as a direct result of the restructuring program. Such charges primarily include asset removal and termination of contracts related to supply chain optimization.
Consistent with our historical policies for ongoing restructuring-type activities, the restructuring program charges are funded by and included within Corporate for both management and segment reporting. Accordingly, all of the charges under the program are included within the Corporate reportable segment.
However, for informative purposes, the following table summarizes the total restructuring costs related to our reportable segments:

Years ended June 30	2018	2017	2016
Beauty	$60	$90	$72
Grooming	38	45	42
Health Care	21	15	26
Fabric & Home Care	115	144	250
Baby, Feminine & Family Care	547	231	225
Corporate (1)	289	229	362
Total Company	$1,070	$754	$977

(1)
Corporate includes costs related to allocated overheads, including charges related to our Sales and Market Operations, Global Business Services and Corporate Functions activities, along with costs related to discontinued operations from our Batteries and Beauty Brands businesses.